Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Amounts Due from Related Parties

Amounts due from related parties consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Current
Aeneas Management Limited	$-	$961
Libra Sciences Limited (Note b)	522,192	521,007
Allowance for credit loss	(522,192)	(521,007)
Total	$-	$961

Schedule of Amounts Due to Related Parties

Amounts due to related parties consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Current
Aeneas Group Limited (Note a)	$79,180	$79,180
Ian Huen	464	-
	$79,644	$79,180

Schedule of Convertible Notes to a Related Party
	December 31, 2024	December 31, 2023
Convertible notes to a related party - Current
Jurchen Investment Corporation (Note 15)	$3,238,500	$-

Convertible notes to a related party - Non-current
Jurchen Investment Corporation (Note 15)	$-	$3,058,500

Schedule of Related Party Transactions

Related party transactions consisted of the following for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Loan from related parties (Note a)
- Aeneas Group Limited	$-	$2,500,000	$500,000

Issuance of Convertible Note to related parties (Note 15)
- Jurchen Investment Corporation	$-	$3,000,000	$-
- Aenco Technologies Ltd	$-	$-	$3,000,000

Settlement of loan from a related party through issuance of Convertible Note (Note 15)
- Aeneas Group Limited	$-	$3,000,000	$-

Interest expenses (Note a and Note 15)
- Aeneas Group Limited	$-	$71,123	$8,110
- Jurchen Investment Corporation	$180,000	$58,500	$-
- Aenco Technologies Ltd	$-	$(13,234)	$13,234

Loan to related parties (Note b)
- Libra Sciences Limited	$-	$92,459	$330,341

Loan repayment and interest received from a related party (Note b)
- Talem Medical Group Limited	$-	$611,641	$2,962,153

Interest income (Note b)
- Talem Medical Group Limited	$-	$4,637	$164,600
- Libra Sciences Limited	$-	$8,963	$14,232

Consultant, secondment, management and administrative services fees (Note c)
- CGY Investments Limited	$-	$153,640	$268,102
- ACC Medical Limited	$-	$138,768	$209,626

Administrative management services (Note d)
- Libra Sciences Limited	$-	$9,615	$38,462

Healthcare services income
- Aeneas Management Limited	$-	$961	$1,282